Retirement Benefit Obligations - Schedule of Accumulated and Projected Benefit Obligations and Fair Value of Plan Assets for Funded and Unfunded Pension Plans (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 874	$ 946	$ 1,083
Fair value of plan assets	886	933	1,051
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	228	241	260
Accumulated benefit obligation	228	241
Fair value of plan assets	200	204	220
Domestic Pension Benefits | Funded Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	221	234
Accumulated benefit obligation	221	234
Fair value of plan assets	200	204
Domestic Pension Benefits | Unfunded Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	7	7
Accumulated benefit obligation	7	7
Fair value of plan assets	0	0
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	590	646	755
Accumulated benefit obligation	588	642
Fair value of plan assets	686	729	$ 831
Foreign Pension Benefits | Funded Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	540	599
Accumulated benefit obligation	538	595
Fair value of plan assets	686	729
Foreign Pension Benefits | Unfunded Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	50	47
Accumulated benefit obligation	50	47
Fair value of plan assets	$ 0	$ 0